UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

             Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

1-855-226-3863

Date of fiscal year end:

9/30

Date of reporting period:   6/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value

	COMMON STOCKS - 50.6%
	AUTO MANUFACTURERS - 4.1%
73,500	Ford Motor Co. (a)	$ 1,137,045

	BANKS - 0.9%
5,000	JPMorgan Chase & Co.	263,950

	BUILDING MATERIALS - 0.1%
1,680	Cemex SAB de CV (ADR) *	17,774

	COAL - 1.3%
15,000	Arch Coal, Inc. (a) (b)	56,700
20,000	Peabody Energy Corp.	292,800
		349,500
	COMMERCIAL SERVICES - 3.7%
20,000	Apollo Group, Inc. - Class A *	354,400
39,800	Western Union Co.	680,978
		1,035,378
	COMPUTERS - 5.8%
2,500	Apple, Inc.	990,200
20,000	Lexmark International, Inc. - Class A (a)	611,400
		1,601,600
	ELECTRICS - 1.9%
17,500	Exelon Corp.	540,400

	ENTERTAINMENT- 1.3%
20,000	Regal Entertainment Group - Class A (a)	358,000

	ENVIRONMENTAL CONTROL - 1.3%
11,000	Republic Services, Inc. - Class A (a)	373,340

	INSURANCE - 2.0%
60,000	ING Groep NV (ADR) *	545,400

	INVESTMENT COMPANIES - 3.2%
50,000	Apollo Investment Corp.	387,000
10,000	Ares Capital Corp. (b)	172,000
30,000	Prospect Capital Corp.	324,000
		883,000
	MACHINERY - 0.7%
2,500	Caterpillar, Inc. (a)	206,225

	MINING - 0.9%
5,000	BHP Billiton PLC	256,350

	OIL & GAS - 7.3%
6,000	Apache Corp.	502,980
6,000	Cimarex Energy Co.	389,940
5,500	Devon Energy Corp.	285,340
20,000	Hugoton Royalty Trust (a)	172,400
50,000	Penn West Petroleum, Ltd. (b)	529,000
5,000	Petroleo Brasileiro SA (ADR)	67,050
5,800	Whiting USA Trust II	74,704
		2,021,414
	PRIVATE EQUITY - 3.6%
80,000	American Capital Ltd. (a)*	1,013,600

	REAL ESTATE - 0.8%
10,000	St Joe Co. (The) (b)*	210,500

	RETAIL - 1.4%
10,000	Men's Wearhouse, Inc. (The) (a)	378,500
134	Orchard Supply Hardware Stores Corp. - Class A (b)*	40
		378,540
	SAVINGS & LOANS - 1.3%
25,000	People United Financial, Inc. (a)	372,500

	SEMICONDUCTORS - 3.2%
53,000	Applied Materials, Inc. (a)	790,230
2,000	First Solar, Inc. *	89,460
		879,690
	TELECOMMUNICATIONS - 4.2%
20,000	America Movil SAB de CV (a)	435,000
182,119	Frontier Communications Corp. (b)	737,582
		1,172,582
	TRANSPORTATION - 0.8%
3,000	Norfolk Southern Corp. (a)	217,950

	TRUCKING & LEASING - 0.8%
5,000	TAL International Group, Inc. (b)	217,850

	TOTAL COMMON STOCKS (Cost $14,266,050)	14,052,588

	EXCHANGE TRADED FUNDS (ETFs) - 23.0%
	DEBT FUNDS - 23.0%
10,000	First Trust High Yield Long/Short ETF	498,800
682,393	Lord Abbett Investment Trust - Short Duration Income Fund	3,111,714
35,000	Vanguard Short-Term Bond ETF	2,802,450
	(Cost $6,471,144)	6,412,964

	LIMITED PARTNERSHIPS - 5.2%
	PIPELINES - 4.7%
14,564	Energy Transfer Partners LP	736,064
12,500	NuStar Energy LP	570,625
		1,306,689
	PRIVATE EQUITY - 0.5%
7,200	Blackstone Group LP (The)	151,632

	TOTAL LIMITED PARTNERSHIPS (Cost $1,411,704)	1,458,321

	PREFERRED STOCK - 11.8%
	BANKS - 1.0%
5,000	Goldman Sachs, 4.00%, 9/18/2013	110,550
8,451	Morgan Stanley, 4.00%, 9/18/2013	181,274
		291,824
	DIVERSIFIED FINANCIAL SERVICES - 0.4%
15,000	SLM Corp., 1.97%, 12/15/2013	100,500

	INSURANCE - 1.1%
12,357	PartnerRe Ltd., 6.50%, 9/18/2013	311,026

	INVESTMENT COMPANIES - 1.4%
15,000	Ares Capital Corp., 7.75%, 10/15/2040	390,150

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 7.9%
6,100	American Capital Agency Corp., 8.00%, 4/5/2017	154,391
15,000	ARMOUR Residential REIT, Inc., 7.875%, 2/12/2012	358,650
10,000	CYS Investments, Inc., 7.75%, 8/3/2017	240,800
10,251	First Industrial Realty Trust, 7.25%, Perpetual	256,685
10,000	Inland Real Estate Corp., 8.125%, 10/6/2016	258,500
12,300	Invesco Mortgage Capital, Inc., 7.75%, 7/26/2017	302,752
18,396	NorthStar Realty Finance Corp., 8.25%, 9/18/2013	452,541
7,000	Vornado Realty Trust, 6.875%, 4/20/2016	180,600
		2,204,919
	RETAIL - 0.0%
134	Orchard Supply Hardware Stores Corp., 0.0%, Perpetual	19

	TOTAL PREFERRED STOCK (Cost - $3,230,138)	3,298,438

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 6.1%
15,000	American Capital Mortgage Investment Corp.	269,550
17,500	Annaly Capital Management, Inc.	219,975
23,178	Ares Commercial Real Estate Corp.	296,911
13,600	Government Properties Income Trust	342,992
20,000	NorthStar Realty Finance Corp.	182,000
10,000	One Liberty Properties, Inc.	219,600
302	Silver Bay Realty Trust Corp. (b)	5,001
16,193	Two Harbors Investment Corp. (a)	165,978
	(Cost - $1,770,654)	1,702,007

	SHORT-TERM INVESTMENTS - 5.5%
1,519,402	Fidelity Institutional Treasury Only Money Market Fund, Institutional Class ,0.1%**
	(Cost $1,519,402)	$ 1,519,402

	TOTAL INVESTMENTS IN LONG SECURITIES - 102.2% (Cost $28,669,092) (c)	$ 28,443,720
	TOTAL CALL OPTIONS WRITTEN - (0.4) % (Proceeds $135,420)	(126,800)
	TOTAL PUT OPTIONS WRITTEN - (2.4) % (Proceeds $503,604)	(661,162)
	OTHER ASSETS IN EXCESS OF LIABILITIES 0.6%	189,091
	TOTAL NET ASSETS - 100.0%	$ 27,844,849

Contracts***	SCHEDULE OF CALL OPTIONS WRITTEN - (0.4)% *
100	America Movil
	Expiration August 2013, Exercise Price $23.00	2,500
200	American Capital Ltd.
	Expiration August 2013, Exercise Price $15.00	800
500	Applied Materials, Inc.
	Expiration July 2013, Exercise Price $14.00	51,000
150	Arch Coal Inc.
	Expiration January 2014, Exercise Price $10.00	1,200
25	Caterpillar, Inc.
	Expiration August 2013, Exercise Price $92.50	250
10	Ford Motor Company
	Expiration September 2013, Exercise Price $16.00	530
200	Hugoton Royalty Trust
	Expiration August 2013, Exercise Price $10.00	1,500
200	Lexmark International (New)
	Expiration July 2013, Exercise Price $32.00	9,000
100	Mens Wearhouse, Inc.
	Expiration August 2013, Exercise Price $35.00	35,000
30	Norfolk Southern Corporation
	Expiration September 2013, Exercise Price $82.50	1,050
250	Peoples United Financial Inc.
	Expiration August 2013, Exercise Price $15.00	10,000
200	Regal Entertainment Group-A
	Expiration July 2013, Exercise Price $19.00	3,000
110	Republic Services Incorporated
	Expiration July 2013, Exercise Price $35.00	2,970
100	Two Harbors Investment Corp.
	Expiration September 2013, Exercise Price $10.00	8,000
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $135,420)	126,800

	SCHEDULE OF PUT OPTIONS WRITTEN - (2.4)% *
100	America Movil
	Expiration August 2013, Exercise Price $20.00	4,000
100	American Capital Agency Corp.
	Expiration September 2013, Exercise Price $30.00	72,700
200	American Capital Ltd.
	Expiration August 2013, Exercise Price $14.00	28,600
100	American Capital Mortgage Inv
	Expiration September 2013, Exercise Price $22.50	50,000
50	American Capital Mortgage Inv
	Expiration September 2013, Exercise Price $25.00	38,000
100	Apollo Group, Inc.
	Expiration August 2013, Exercise Price $20.00	28,200
5	Apple, Inc.
	Expiration September 2013, Exercise Price $420.00	120
62	Ares Commercial Real Estate
	Expiration August 2013, Exercise Price $17.50	29,140
25	Caterpillar, Inc.
	Expiration August 2013, Exercise Price $87.50	15,375
201	Cemex SA de C V
	Expiration July 2013, Exercise Price $11.00	12,462
50	Cimarex Energy
	Expiration September 2013, Exercise Price $65.00	23,000
100	Covidien PLC
	Expiration October 2013, Exercise Price $65.00	44,000
100	CSX Corporation
	Expiration August 2013, Exercise Price $25.00	20,100
100	CSX Corporation
	Expiration November 2013, Exercise Price $22.50	11,600
50	Devon Energy Corp. (New)
	Expiration July 2013, Exercise Price $60.00	40,250
50	Devon Energy Corp. (New)
	Expiration August 2013, Exercise Price $52.50	11,600
50	Ensco International PLC
	Expiration September 2013, Exercise Price $55.00	9,500
100	Exelon Corporation
	Expiration October 2013, Exercise Price $30.00	11,000
150	Facebook Inc.
	Expiration September 2013, Exercise Price $22.00	9,300
9	Family Dollar Stores, Inc.
	Expiration July 2013, Exercise Price $52.50	90
10	Ford Motor Company
	Expiration September 2013, Exercise Price $15.00	600
200	General Electric Company
	Expiration July 2013, Exercise Price $21.00	800
200	ING Groep NV
	Expiration July 2013, Exercise Price $9.00	5,000
200	Inland Real Estate Corp.
	Expiration September 2013, Exercise Price $10.00	7,000
100	Iron Mountain Inc.
	Expiration October 2013, Exercise Price $27.50	25,800
50	Marathon Petroleum Corp.
	Expiration October 2013, Exercise Price $70.00	26,000
50	Norfolk Southern Corporation
	Expiration September 2013, Exercise Price $70.00	11,500
30	Norfolk Southern Corporation
	Expiration September 2013, Exercise Price $75.00	14,700
50	Partnerre Ltd.
	Expiration August 2013, Exercise Price $85.00	5,500
25	Siemens A G
	Expiration October 2013, Exercise Price $96.99	10,750
100	Silver Bay Realty Trust Corp.
	Expiration September 2013, Exercise Price $17.50	16,000
100	TAL International Group, Inc.
	Expiration July 2013, Exercise Price $40.00	2,000
100	The St. Joe Company
	Expiration September 2013, Exercise Price $20.00	7,000
100	Two Harbors Investment Corp.
	Expiration September 2013, Exercise Price $10.00	4,000
100	Two Harbors Investment Corp.
	Expiration September 2013, Exercise Price $11.00	10,000
100	Under Armour Inc.
	Expiration January 2014, Exercise Price $40.00	6,500
100	Vera Bradley
	Expiration August 2013, Exercise Price $20.00	5,600
100	Western Union Co.
	Expiration August 2013, Exercise Price $14.00	1,000
150	Whiting USA Trust II
	Expiration September 2013, Exercise Price $15.00	42,375

	TOTAL PUT OPTIONS WRITTEN - (Proceeds $503,604)	$ 661,162

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on June 30, 2013.
***One contract is equivalent to 100 shares of common stock.
(a) All or a portion of the security is segregated as collateral for call options written.
(b) All or a portion of the security is out on loan at June 30, 2013. Total loaned securities had a market value of $1,939,382 at June 30, 2013.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,361,167, including short securities and options written, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 1,963,969
	Unrealized depreciation	(3,669,378)
	Net unrealized depreciation	$ (1,705,409)

Camelot Premium Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock (a)	$ 14,052,588	$ -	$ -	$14,052,588
Exchange Traded Funds	6,412,964	-	-	6,412,964
Limited Partnerships	1,458,321			1,458,321
Preferred Stock	3,298,438	-	-	3,298,438
REITs	1,702,007	-	-	1,702,007
Short-Term Investments	1,519,402	-	-	1,519,402
Total	$ 28,443,720	$ -	$ -	$28,443,720

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 126,800	$ -	$ -	$ 126,800
Put Options Written	661,162	-	-	661,162
Total	$ 787,962	$ -	$ -	$ 787,962

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
It is the Fund’s policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.
(a)All common stock held by the Fund are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

Option Risk – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of June 30, 2013, the amount of unrealized depreciation on option contracts subject to equity price risk amounted to $148,939.

Underlying Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Security Loans - The Fund has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

8/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

       Jerry Szilagyi, President

Date

8/27/13

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

8/27/13